Fair Value of Financial Assets and Liabilities (Details) - CAD ($) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
	Dec. 14, 2018	Dec. 24, 2018	Nov. 30, 2018	May 31, 2018	Apr. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value of Financial Assets and Liabilities (Textual)
Cash and cash equivalents						$ 2,928	$ 4,049	$ 1,646
Short-term deposits						17,068	12,056
Current financial liabilities						6,502	6,191
Commitments						5,900
Gross proceeds						41,596	38,414
Accounts payable and accrued liabilities						4,749	3,961
Investments						2,500
US Dollar [Member]
Fair Value of Financial Assets and Liabilities (Textual)
Cash and cash equivalents						800,000
Accounts payable and accrued liabilities						100,000
Mineral Property [Member]
Fair Value of Financial Assets and Liabilities (Textual)
Commitments						7,000
Private Placement [Member]
Fair Value of Financial Assets and Liabilities (Textual)
Common shares issued			1,000,000
Per common share	$ 14.00		$ 14.00
Gross proceeds	$ 3,500		$ 14,000
Additional common shares exercisable		250,000
Options were exercised	250,000
Equity Financings [Member]
Fair Value of Financial Assets and Liabilities (Textual)
Current financial liabilities						$ 4,700	$ 4,000
Common shares issued				1,150,000	1,100,000	250,000	200,000
Per common share				$ 17.16	$ 14.30	$ 20.50	$ 16.72
Gross proceeds				$ 19,700	$ 15,700	$ 5,100	$ 3,300